Revenues - Summary of Credits, Contract Assets and Contract Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of revenue [abstract]
Current Credits for contracts included in the item "Trade receivables"	$ 1,646	$ 993	$ 1,490
Current contract assets	30	10	1
Current contract liabilities	73	69	77
Noncurrent Credits for contracts included in the item "Trade receivables"	8	41	51
Noncurrent Contract liabilities	$ 114	$ 34	$ 0